ACCOUNTS AND NOTES RECEIVABLE - NET	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE - NET	ACCOUNTS AND NOTES RECEIVABLE - NET

In millions	December 31, 2024	December 31, 2023
Accounts receivable – trade [1]	$1,534	$1,513
Income tax receivable	81	301
Other [2]	584	556
Total accounts and notes receivable - net	$2,199	$2,370
1.Accounts receivable – trade is net of allowances of $26 million at December 31, 2024 and $40 million at December 31, 2023. Allowances are equal to the estimated uncollectible amounts and current expected credit loss. That estimate is based on historical collection experience, current economic and market conditions, and review of the current status of customers' accounts.
2.Other includes receivables in relation to value added tax, indemnification assets, general sales tax and other taxes, and other receivables. No individual group represents more than ten percent of total receivables.
Accounts receivable are carried at amounts that approximate fair value.